Expense Example, No Redemption {- Fidelity Advisor Freedom® Income Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® Income Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 644
3 Years	792
5 Years	953
10 Years	1,418
Class M
Expense Example, No Redemption:
1 Year	445
3 Years	648
5 Years	868
10 Years	1,498
Class C
Expense Example, No Redemption:
1 Year	150
3 Years	465
5 Years	803
10 Years	1,554
Class I
Expense Example, No Redemption:
1 Year	48
3 Years	151
5 Years	263
10 Years	591
Class Z
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530